Advances to suppliers - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 13,071,571	$ 23,371,852	$ 24,095,507	$ 14,034,379
Frame work Agreement	3 years
Allowance for doubtful accounts	$ 445,485	194,118
Allowance for doubtful debts relating to advances to suppliers	176,516	723,655
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 7,400,000
Percentage of advances to suppliers utilized	68.00%
Percentage of advances to suppliers on each purchase order	30.00%
Allowance for doubtful accounts	$ 176,516	$ 723,655